Revenues from Contracts with Customers - Schedule of Transaction Price Allocated to Future Performance Obligations (Details) $ in Billions	12 Months Ended
Dec. 31, 2017 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price	$ 58.6
LNG [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price	$ 55.7
Weighted Average Recognition Timing	10 years 66 days	[1]
Regasification [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price	$ 2.9
Weighted Average Recognition Timing	5 years 253 days	[1]

[1]	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.